Other liabilities	12 Months Ended
Dec. 31, 2020
Other liabilities
Other liabilities

22.Other liabilities

Following is a summary of other liabilities:

	December 31,	December 31,
	2020	2019
Accruals and other accumulated expenses	9,213	11,901
Accounts payable	6,307	2,526
Others	3,194	2,722
	18,714	17,149